Financial assets and liabilities - Aircraft financing and Notes (Details) $ in Thousands		12 Months Ended
	Jun. 20, 2019 MXN ($) item	Dec. 31, 2020 MXN ($) aircraft	Dec. 31, 2019 MXN ($) aircraft	Dec. 31, 2018 MXN ($) aircraft
Aircraft financing
Number of aircraft incorporated to fleet | aircraft		7	7	10
Notes issued	$ 1,500,000
Authorized amount under the program	$ 3,000,000
Maturity of notes	5 years
Financial liabilities		$ 5,354,633	$ 4,975,969	$ 3,523,198
Revolving line of credit
Aircraft financing
Basis points		2.60%	2.60%
Financial liabilities		$ 3,666,698
Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Number of notes issued | item	15,000,000
Notes issued	$ 1,500,000
Authorized amount under the program	$ 3,000,000
Maturity of notes	5 years
Basis points	1.75%
Financial liabilities		$ 1,502,605
Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Basis points		300.00%
Financial liabilities		$ 200,872
Within one year
Aircraft financing
Financial liabilities		1,566,106
Within one year | Revolving line of credit
Aircraft financing
Financial liabilities		1,112,629
Within one year | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		252,605
Within one year | Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Financial liabilities		200,872
Between one year and two years
Aircraft financing
Financial liabilities		3,054,069
Between one year and two years | Revolving line of credit
Aircraft financing
Financial liabilities		2,554,069
Between one year and two years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		500,000
Between two and three years
Aircraft financing
Financial liabilities		500,000
Between two and three years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		500,000
Between three and four years
Aircraft financing
Financial liabilities		250,000
Between three and four years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		$ 250,000
28-day TIIE
Aircraft financing
Basis points			3.00%
Debt service coverage ratio prior computation period of debt service		6 months
Consecutive days for event of retention		90 days
Joint obligor as percentage of EBITDA		85.00%
28-day TIIE | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Basis points		1.75%	1.75%
28-day TIIE | Minimum
Aircraft financing
Debt service coverage ratio		2.50
28-day TIIE | Maximum
Aircraft financing
Basis points		10.00%